Debt securities - Group sovereign debt and bank debt exposure (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Shareholder-backed
Financial investments
Sovereign debt exposure		£ 11,658
Bank debt instruments held		4,640
Shareholder-backed | Continuing and discontinued operations
Financial investments
Sovereign debt exposure	£ 12,140	14,393
Bank debt instruments held	4,628	5,727
Shareholder-backed | UK & Europe Operations (M&G Prudential)
Financial investments
Sovereign debt exposure	2,707	2,735
Bank debt instruments held	1,261	1,087
Shareholder-backed | Eurozone | Continuing and discontinued operations
Financial investments
Sovereign debt exposure		378
Bank debt instruments held	322	477
Shareholder-backed | Eurozone | UK & Europe Operations (M&G Prudential)
Financial investments
Sovereign debt exposure	412	378
Bank debt instruments held	184	120
Shareholder-backed | Spain | Continuing and discontinued operations
Financial investments
Bank debt instruments held	70	106
Shareholder-backed | Spain | UK & Europe Operations (M&G Prudential)
Financial investments
Sovereign debt exposure	49	36
Shareholder-backed | France | Continuing and discontinued operations
Financial investments
Bank debt instruments held	151	156
Shareholder-backed | France | UK & Europe Operations (M&G Prudential)
Financial investments
Sovereign debt exposure	23
Bank debt instruments held	57	20
Shareholder-backed | Germany | Continuing and discontinued operations
Financial investments
Bank debt instruments held	42	125
Shareholder-backed | Germany | UK & Europe Operations (M&G Prudential)
Financial investments
Sovereign debt exposure	240	239
Bank debt instruments held	90	83
Shareholder-backed | Netherlands | Continuing and discontinued operations
Financial investments
Bank debt instruments held	59	73
Shareholder-backed | Netherlands | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	37	17
Shareholder-backed | Other Eurozone | Continuing and discontinued operations
Financial investments
Bank debt instruments held		17
Shareholder-backed | Other Eurozone | UK & Europe Operations (M&G Prudential)
Financial investments
Sovereign debt exposure	100	103
Shareholder-backed | UK | Continuing and discontinued operations
Financial investments
Sovereign debt exposure	988	3,226
Bank debt instruments held	701	1,346
Shareholder-backed | UK | UK & Europe Operations (M&G Prudential)
Financial investments
Sovereign debt exposure	2,235	2,300
Bank debt instruments held	760	674
Shareholder-backed | US | Continuing and discontinued operations
Financial investments
Sovereign debt exposure	6,410	5,647
Bank debt instruments held	2,386	2,667
Shareholder-backed | US | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	281	253
Shareholder-backed | Asia | Continuing and discontinued operations
Financial investments
Bank debt instruments held	674	592
Shareholder-backed | Indonesia | Continuing and discontinued operations
Financial investments
Sovereign debt exposure	295	282
Shareholder-backed | Singapore | Continuing and discontinued operations
Financial investments
Sovereign debt exposure	132	164
Shareholder-backed | Thailand | Continuing and discontinued operations
Financial investments
Sovereign debt exposure	1,106	921
Shareholder-backed | Vietnam | Continuing and discontinued operations
Financial investments
Sovereign debt exposure	1,186	1,871
Shareholder-backed | Other Asia | Continuing and discontinued operations
Financial investments
Sovereign debt exposure	1,925	1,779
Shareholder-backed | Other | Continuing and discontinued operations
Financial investments
Sovereign debt exposure	98	125
Bank debt instruments held	545	645
Shareholder-backed | Other | UK & Europe Operations (M&G Prudential)
Financial investments
Sovereign debt exposure	60	57
Bank debt instruments held	36	40
Shareholder-backed | Senior debt | Continuing and discontinued operations
Financial investments
Bank debt instruments held	3,968
Shareholder-backed | Senior debt | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	1,039
Shareholder-backed | Senior debt | Eurozone | Continuing and discontinued operations
Financial investments
Bank debt instruments held	298
Shareholder-backed | Senior debt | Eurozone | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	94
Shareholder-backed | Senior debt | Spain | Continuing and discontinued operations
Financial investments
Bank debt instruments held	70
Shareholder-backed | Senior debt | France | Continuing and discontinued operations
Financial investments
Bank debt instruments held	142
Shareholder-backed | Senior debt | France | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	57
Shareholder-backed | Senior debt | Germany | Continuing and discontinued operations
Financial investments
Bank debt instruments held	30
Shareholder-backed | Senior debt | Netherlands | Continuing and discontinued operations
Financial investments
Bank debt instruments held	56
Shareholder-backed | Senior debt | Netherlands | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	37
Shareholder-backed | Senior debt | UK | Continuing and discontinued operations
Financial investments
Bank debt instruments held	598
Shareholder-backed | Senior debt | UK | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	693
Shareholder-backed | Senior debt | US | Continuing and discontinued operations
Financial investments
Bank debt instruments held	2,354
Shareholder-backed | Senior debt | US | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	252
Shareholder-backed | Senior debt | Asia | Continuing and discontinued operations
Financial investments
Bank debt instruments held	248
Shareholder-backed | Senior debt | Other | Continuing and discontinued operations
Financial investments
Bank debt instruments held	470
Shareholder-backed | Subordinated debt | Continuing and discontinued operations
Financial investments
Bank debt instruments held	660
Shareholder-backed | Subordinated debt | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	222
Shareholder-backed | Subordinated debt | Eurozone | Continuing and discontinued operations
Financial investments
Bank debt instruments held	24
Shareholder-backed | Subordinated debt | Eurozone | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	90
Shareholder-backed | Subordinated debt | France | Continuing and discontinued operations
Financial investments
Bank debt instruments held	9
Shareholder-backed | Subordinated debt | Germany | Continuing and discontinued operations
Financial investments
Bank debt instruments held	12
Shareholder-backed | Subordinated debt | Germany | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	90
Shareholder-backed | Subordinated debt | Netherlands | Continuing and discontinued operations
Financial investments
Bank debt instruments held	3
Shareholder-backed | Subordinated debt | UK | Continuing and discontinued operations
Financial investments
Bank debt instruments held	103
Shareholder-backed | Subordinated debt | UK | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	67
Shareholder-backed | Subordinated debt | US | Continuing and discontinued operations
Financial investments
Bank debt instruments held	32
Shareholder-backed | Subordinated debt | US | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	29
Shareholder-backed | Subordinated debt | Asia | Continuing and discontinued operations
Financial investments
Bank debt instruments held	426
Shareholder-backed | Subordinated debt | Other | Continuing and discontinued operations
Financial investments
Bank debt instruments held	75
Shareholder-backed | Subordinated debt | Other | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	36
Shareholder-backed | Tier 1 subordinated debt | Continuing and discontinued operations
Financial investments
Bank debt instruments held	123
Shareholder-backed | Tier 1 subordinated debt | UK | Continuing and discontinued operations
Financial investments
Bank debt instruments held	8
Shareholder-backed | Tier 1 subordinated debt | US | Continuing and discontinued operations
Financial investments
Bank debt instruments held	1
Shareholder-backed | Tier 1 subordinated debt | Asia | Continuing and discontinued operations
Financial investments
Bank debt instruments held	114
Shareholder-backed | Tier 2 subordinated debt | Continuing and discontinued operations
Financial investments
Bank debt instruments held	537
Shareholder-backed | Tier 2 subordinated debt | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	222
Shareholder-backed | Tier 2 subordinated debt | Eurozone | Continuing and discontinued operations
Financial investments
Bank debt instruments held	24
Shareholder-backed | Tier 2 subordinated debt | Eurozone | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	90
Shareholder-backed | Tier 2 subordinated debt | France | Continuing and discontinued operations
Financial investments
Bank debt instruments held	9
Shareholder-backed | Tier 2 subordinated debt | Germany | Continuing and discontinued operations
Financial investments
Bank debt instruments held	12
Shareholder-backed | Tier 2 subordinated debt | Germany | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	90
Shareholder-backed | Tier 2 subordinated debt | Netherlands | Continuing and discontinued operations
Financial investments
Bank debt instruments held	3
Shareholder-backed | Tier 2 subordinated debt | UK | Continuing and discontinued operations
Financial investments
Bank debt instruments held	95
Shareholder-backed | Tier 2 subordinated debt | UK | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	67
Shareholder-backed | Tier 2 subordinated debt | US | Continuing and discontinued operations
Financial investments
Bank debt instruments held	31
Shareholder-backed | Tier 2 subordinated debt | US | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	29
Shareholder-backed | Tier 2 subordinated debt | Asia | Continuing and discontinued operations
Financial investments
Bank debt instruments held	312
Shareholder-backed | Tier 2 subordinated debt | Other | Continuing and discontinued operations
Financial investments
Bank debt instruments held	75
Shareholder-backed | Tier 2 subordinated debt | Other | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	36
With-profits
Financial investments
Sovereign debt exposure		13,144
Bank debt instruments held		1,287
With-profits | Continuing and discontinued operations
Financial investments
Sovereign debt exposure	15,613	18,056
Bank debt instruments held	1,378	8,725
With-profits | UK & Europe Operations (M&G Prudential)
Financial investments
Sovereign debt exposure	3,911	4,912
Bank debt instruments held	7,996	7,438
With-profits | Eurozone | Continuing and discontinued operations
Financial investments
Sovereign debt exposure		440
Bank debt instruments held	101	976
With-profits | Eurozone | UK & Europe Operations (M&G Prudential)
Financial investments
Sovereign debt exposure	435	440
Bank debt instruments held	1,069	911
With-profits | Italy | Continuing and discontinued operations
Financial investments
Bank debt instruments held		38
With-profits | Italy | UK & Europe Operations (M&G Prudential)
Financial investments
Sovereign debt exposure	59	57
Bank debt instruments held	39	38
With-profits | Spain | Continuing and discontinued operations
Financial investments
Bank debt instruments held	2	17
With-profits | Spain | UK & Europe Operations (M&G Prudential)
Financial investments
Sovereign debt exposure	19	18
Bank debt instruments held	26	17
With-profits | France | Continuing and discontinued operations
Financial investments
Bank debt instruments held	34	352
With-profits | France | UK & Europe Operations (M&G Prudential)
Financial investments
Sovereign debt exposure		50
Bank debt instruments held	443	348
With-profits | Germany | Continuing and discontinued operations
Financial investments
Bank debt instruments held	47	229
With-profits | Germany | UK & Europe Operations (M&G Prudential)
Financial investments
Sovereign debt exposure	324	281
Bank debt instruments held	187	185
With-profits | Netherlands | Continuing and discontinued operations
Financial investments
Bank debt instruments held	18	266
With-profits | Netherlands | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	288	249
With-profits | Other Eurozone | Continuing and discontinued operations
Financial investments
Bank debt instruments held		74
With-profits | Other Eurozone | UK & Europe Operations (M&G Prudential)
Financial investments
Sovereign debt exposure	33	34
Bank debt instruments held	86	74
With-profits | UK | Continuing and discontinued operations
Financial investments
Sovereign debt exposure		3,013
Bank debt instruments held	115	2,194
With-profits | UK | UK & Europe Operations (M&G Prudential)
Financial investments
Sovereign debt exposure	2,636	3,013
Bank debt instruments held	2,124	2,096
With-profits | US | Continuing and discontinued operations
Financial investments
Sovereign debt exposure	12,925	11,858
Bank debt instruments held	20	2,730
With-profits | US | UK & Europe Operations (M&G Prudential)
Financial investments
Sovereign debt exposure	632	1,261
Bank debt instruments held	3,122	2,709
With-profits | Asia | Continuing and discontinued operations
Financial investments
Bank debt instruments held	941	1,015
With-profits | Asia | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	127	106
With-profits | Singapore | Continuing and discontinued operations
Financial investments
Sovereign debt exposure	1,719	1,658
With-profits | Other Asia | Continuing and discontinued operations
Financial investments
Sovereign debt exposure	944	866
With-profits | Other | Continuing and discontinued operations
Financial investments
Sovereign debt exposure	25	221
Bank debt instruments held	201	1,810
With-profits | Other | UK & Europe Operations (M&G Prudential)
Financial investments
Sovereign debt exposure	208	198
Bank debt instruments held	1,554	£ 1,616
With-profits | Senior debt | Continuing and discontinued operations
Financial investments
Bank debt instruments held	402
With-profits | Senior debt | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	7,139
With-profits | Senior debt | Eurozone | Continuing and discontinued operations
Financial investments
Bank debt instruments held	17
With-profits | Senior debt | Eurozone | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	987
With-profits | Senior debt | Italy | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	39
With-profits | Senior debt | Spain | Continuing and discontinued operations
Financial investments
Bank debt instruments held	2
With-profits | Senior debt | Spain | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	26
With-profits | Senior debt | France | Continuing and discontinued operations
Financial investments
Bank debt instruments held	7
With-profits | Senior debt | France | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	369
With-profits | Senior debt | Germany | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	179
With-profits | Senior debt | Netherlands | Continuing and discontinued operations
Financial investments
Bank debt instruments held	8
With-profits | Senior debt | Netherlands | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	288
With-profits | Senior debt | Other Eurozone | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	86
With-profits | Senior debt | UK | Continuing and discontinued operations
Financial investments
Bank debt instruments held	31
With-profits | Senior debt | UK | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	1,750
With-profits | Senior debt | US | Continuing and discontinued operations
Financial investments
Bank debt instruments held	16
With-profits | Senior debt | US | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	2,771
With-profits | Senior debt | Asia | Continuing and discontinued operations
Financial investments
Bank debt instruments held	279
With-profits | Senior debt | Asia | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	127
With-profits | Senior debt | Other | Continuing and discontinued operations
Financial investments
Bank debt instruments held	59
With-profits | Senior debt | Other | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	1,504
With-profits | Subordinated debt | Continuing and discontinued operations
Financial investments
Bank debt instruments held	976
With-profits | Subordinated debt | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	857
With-profits | Subordinated debt | Eurozone | Continuing and discontinued operations
Financial investments
Bank debt instruments held	84
With-profits | Subordinated debt | Eurozone | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	82
With-profits | Subordinated debt | France | Continuing and discontinued operations
Financial investments
Bank debt instruments held	27
With-profits | Subordinated debt | France | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	74
With-profits | Subordinated debt | Germany | Continuing and discontinued operations
Financial investments
Bank debt instruments held	47
With-profits | Subordinated debt | Germany | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	8
With-profits | Subordinated debt | Netherlands | Continuing and discontinued operations
Financial investments
Bank debt instruments held	10
With-profits | Subordinated debt | UK | Continuing and discontinued operations
Financial investments
Bank debt instruments held	84
With-profits | Subordinated debt | UK | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	374
With-profits | Subordinated debt | US | Continuing and discontinued operations
Financial investments
Bank debt instruments held	4
With-profits | Subordinated debt | US | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	351
With-profits | Subordinated debt | Asia | Continuing and discontinued operations
Financial investments
Bank debt instruments held	662
With-profits | Subordinated debt | Other | Continuing and discontinued operations
Financial investments
Bank debt instruments held	142
With-profits | Subordinated debt | Other | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	50
With-profits | Tier 1 subordinated debt | Continuing and discontinued operations
Financial investments
Bank debt instruments held	366
With-profits | Tier 1 subordinated debt | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	83
With-profits | Tier 1 subordinated debt | UK | Continuing and discontinued operations
Financial investments
Bank debt instruments held	2
With-profits | Tier 1 subordinated debt | UK | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	52
With-profits | Tier 1 subordinated debt | US | Continuing and discontinued operations
Financial investments
Bank debt instruments held	1
With-profits | Tier 1 subordinated debt | US | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	16
With-profits | Tier 1 subordinated debt | Asia | Continuing and discontinued operations
Financial investments
Bank debt instruments held	363
With-profits | Tier 1 subordinated debt | Other | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	15
With-profits | Tier 2 subordinated debt | Continuing and discontinued operations
Financial investments
Bank debt instruments held	610
With-profits | Tier 2 subordinated debt | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	774
With-profits | Tier 2 subordinated debt | Eurozone | Continuing and discontinued operations
Financial investments
Bank debt instruments held	84
With-profits | Tier 2 subordinated debt | Eurozone | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	82
With-profits | Tier 2 subordinated debt | France | Continuing and discontinued operations
Financial investments
Bank debt instruments held	27
With-profits | Tier 2 subordinated debt | France | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	74
With-profits | Tier 2 subordinated debt | Germany | Continuing and discontinued operations
Financial investments
Bank debt instruments held	47
With-profits | Tier 2 subordinated debt | Germany | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	8
With-profits | Tier 2 subordinated debt | Netherlands | Continuing and discontinued operations
Financial investments
Bank debt instruments held	10
With-profits | Tier 2 subordinated debt | UK | Continuing and discontinued operations
Financial investments
Bank debt instruments held	82
With-profits | Tier 2 subordinated debt | UK | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	322
With-profits | Tier 2 subordinated debt | US | Continuing and discontinued operations
Financial investments
Bank debt instruments held	3
With-profits | Tier 2 subordinated debt | US | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	335
With-profits | Tier 2 subordinated debt | Asia | Continuing and discontinued operations
Financial investments
Bank debt instruments held	299
With-profits | Tier 2 subordinated debt | Other | Continuing and discontinued operations
Financial investments
Bank debt instruments held	142
With-profits | Tier 2 subordinated debt | Other | UK & Europe Operations (M&G Prudential)
Financial investments
Bank debt instruments held	£ 35